Leases - Schedule of Costs Associated with Operating Lease Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expense	$ 428	$ 410
Short-term lease expense	15	21
Variable lease expense	33	30
Total lease expense	$ 476	$ 461